Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 118,167	$ 150,414
Restricted cash, current		35,814
Short-term investments	26,841	8,592
Accounts receivable (net of allowance of US$9,217 and US$12,122 as of December 31, 2011 and 2012, respectively)	30,029	27,697
Funds receivable	7,600
Prepayments and other current assets	9,226	9,695
Loans receivable		26,143
Amounts due from a related party		1,595
Deferred tax assets, current	2,734	1,602
Total current assets	194,597	261,552
Non-current assets:
Property and equipment, net	79,564	68,064
Restricted cash, non-current	391,416	247,631
Deferred tax assets, non-current	1,723	1,407
Deposit for non-current assets	8,750
Prepayment for BaoAn acquisition	111,367
Other non-current assets	13,744	1,717
Total non-current assets	606,564	318,819
Total assets	801,161	580,371
Current liabilities:
Short-term loans	270,670	255,570
Deferred revenue	65,871	61,208
Accrued expenses and other liabilities	89,306	52,490
Customers' refundable fees	18,449	12,412
Dividend payable		51,969
Income tax payable	23,659	16,158
Total current liabilities	467,955	449,807
Non-current liabilities:
Long-term loans	80,750
Deferred tax liabilities, non-current	64,947	38,581
Total non-current liabilities	145,697	38,581
Total liabilities	613,652	488,388
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	69,637	49,838
Accumulated other comprehensive income	23,974	21,853
Retained earnings	82,952	10,185
Total SouFun Holdings Limited shareholder's equity	186,879	91,908
Noncontrolling interests	630	75
Total shareholders' equity	187,509	91,983
Total liabilities and shareholders' equity	801,161	580,371
Common Class A
Shareholders' equity:
Ordinary shares	7,192	6,908
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124